Investment income (loss), net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment income (loss), net
Net fair value gain on treasury investments measured at FVTPL	¥ 223,402	¥ 160,240	¥ 84,350
Net fair value gain (loss) on other financial investments measured at FVTPL	118,087	295,243	(262,370)
Net fair value loss on contingent consideration assets	(1,170)	(127,227)	(18,416)
Net fair value gain (loss) on financial liabilities measured at FVTPL	20,101	(514,692)	320,618
Impairment provision for investments	(8,738)	(662,722)	(29,885)
Others, net	128,108	(46,153)	(2,235)
Total	¥ 479,790	¥ (895,311)	¥ 92,062